ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

January 17, 2018	Kathleen M. Nichols T +1 617 854 2418 F + 1 617 951 7050 kathleen.nichols@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:           PNC Funds:  File Nos. 033-00488 and 811-04416

Post-Effective Amendment No. 128 to the Registration Statement

Ladies and Gentlemen:

On behalf of PNC Funds (the “Registrant”), in connection with the creation of a new Class R6 share class, we are filing today by electronic submission via EDGAR pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”), a copy of each of the following:

1.              Prospectus relating to Class R6 Shares of PNC International Equity Fund, PNC Multi-Factor Small Cap Core Fund and PNC Multi-Factor Small Cap Growth Fund (each a “Fund,” and collectively, the “Funds”), each a series of the Registrant; and

2.              Statement of Additional Information relating to Class R6 Shares of each Fund (the “Amendment”).

The Registrant requests selective review of this filing in accordance with the U.S. Securities and Exchange Commission’s (“SEC”)  release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

Except as indicated below, the disclosure in this filing is similar to disclosure previously reviewed by the staff of the SEC in the Registrant’s filing on Form N-1A filed pursuant to Rule 485(a) of the Securities Act on July 26, 2017 (SEC Accession Number: 0001104659-17-047030 (the “Prior Filing”)).  The Registrant responded to comments from the SEC staff with respect to the Prior Filing via correspondences filed on September 22, 2017 (SEC Accession Number: 0001104659-17-058454) and September 27, 2017 (SEC Accession Number: 0001104659-17-059137).

Prospectus

The Registrant requests selective review of the sections of the Prospectus listed below, which were updated to make routine revisions to existing disclosure and incorporate disclosure regarding the new share class, Class R6:

1)             Disclosure in each Fund’s “Shareholder Fees” and “Annual Fund Operating Expenses” tables and related footnotes regarding Class R6 Shares;

2)             Disclosure in “Purchasing, Exchanging, and Redeeming Fund Shares—Summary Share Class Structure,” “—How to Purchase and Exchange Fund Shares,” and “—Sales Charges”; and

3)             Disclosure in “Financial Highlights”.

Statement of Additional Information

The Registrant requests selective review of the sections of the Statement of Additional Information listed below, which were updated to make routine revisions to existing disclosure, provide data regarding the Funds that is required pursuant to Form N-1A, and incorporate disclosure regarding the new share class, Class R6:

1)             Disclosure under “Money Market Fund Risk”;

2)             Disclosure under “Investment Limitations and Restrictions” regarding each Fund’s non-fundamental policy with respect to concentration;

3)             Disclosure regarding Class R6 Shares under “Additional Purchase and Redemption Information,” and “Description of Shares”;

4)             Disclosure under “Trustees and Officers—Board Compensation”;

5)             Disclosure under the sub-section “Underwriter” within the section titled “Advisory, Administration, Underwriting, Custodian Services, and Transfer Agency Agreements”.

In addition, the Registrant has removed references applicable to other share classes of the Funds and to its series PNC Balanced Allocation Fund, PNC Emerging Markets Equity Fund, PNC International Growth Fund, PIMCO Multi-Factor All Cap Fund, PNC Multi-Factor Large Cap Growth Fund, PNC Multi-Factor Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Value Fund, PNC Small Cap Fund, PNC S&P 500 Index Fund, PNC Bond Fund, PNC Government Mortgage Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund, PNC Ultra Short Bond Fund, PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund, PNC Tax Exempt Limited Maturity Bond Fund, PNC Government Money Market Fund and PNC Treasury Money Market Fund, which are not a part of the Amendment.

Please direct any questions you may have with respect to this filing to me at (617) 854-2418.

Very truly yours,

/s/ Kathleen M. Nichols

Kathleen M. Nichols, Esq.